Available-For-Sale And Held-To-Maturity Securities (Schedule Of Gross Unrealized Losses And The Estimated Fair Value By Length Of Time In A Loss Position) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than 12 months	$ (15,639)
Available-for-sale Securities, Estimated fair value, Less than 12 months	1,034,832
Available-for-sale Securities, Gross unrealized losses, 12 months or more	(4,772)
Available-for-sale Securities, Estimated fair value, 12 months or more	247,445
Available-for-sale Securities, Gross unrealized losses, Total	(20,411)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	1,282,277
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(17,551)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	1,189,914
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	(2,895)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	54,259
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Loss, Total	(20,446)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value, Total	1,244,173
U.S. Government Agency Securities [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than 12 months	(18)
Available-for-sale Securities, Estimated fair value, Less than 12 months	3,497
Available-for-sale Securities, Gross unrealized losses, Total	(18)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	3,497
State And Municipal Securities [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than 12 months	(372)
Available-for-sale Securities, Estimated fair value, Less than 12 months	12,297
Available-for-sale Securities, Gross unrealized losses, 12 months or more	(3,204)
Available-for-sale Securities, Estimated fair value, 12 months or more	60,192
Available-for-sale Securities, Gross unrealized losses, Total	(3,576)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	72,489
Corporate Fixed Income Securities [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than 12 months	(8,602)
Available-for-sale Securities, Estimated fair value, Less than 12 months	566,692
Available-for-sale Securities, Gross unrealized losses, Total	(8,602)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	566,692
Asset-Backed Securities [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than 12 months	(1,068)
Available-for-sale Securities, Estimated fair value, Less than 12 months	261,341
Available-for-sale Securities, Gross unrealized losses, Total	(1,068)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	261,341
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(534)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	294,656
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	(2,862)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	52,169
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Loss, Total	(3,396)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value, Total	346,825
Mortgage Backed Securities [Member] | Agency [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than 12 months	(876)
Available-for-sale Securities, Estimated fair value, Less than 12 months	120,004
Available-for-sale Securities, Gross unrealized losses, 12 months or more	(1,428)
Available-for-sale Securities, Estimated fair value, 12 months or more	185,415
Available-for-sale Securities, Gross unrealized losses, Total	(2,304)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	305,419
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(17,017)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	895,258
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	(20)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	1,415
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Loss, Total	(17,037)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value, Total	896,673
Mortgage Backed Securities [Member] | Commercial [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than 12 months	(4,703)
Available-for-sale Securities, Estimated fair value, Less than 12 months	71,001
Available-for-sale Securities, Gross unrealized losses, Total	(4,703)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	71,001
Mortgage Backed Securities [Member] | Non-Agency [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, 12 months or more	(140)
Available-for-sale Securities, Estimated fair value, 12 months or more	1,838
Available-for-sale Securities, Gross unrealized losses, Total	(140)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	1,838
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	(13)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	675
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Loss, Total	(13)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value, Total	$ 675